Income Taxes - Reconciliation of Actual Income Tax Expense to the Expected Tax Expense (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taxable income for which federal income tax rate in excess of statutory rate	$ 10